UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21614

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund

June 30, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.1%(1)

Security	Shares	Value
Aerospace & Defense — 3.2%
Boeing Co. (The)	100,424	$10,287,434
United Technologies Corp.	62,084	5,770,087

		$16,057,521

Automobiles — 0.7%
Honda Motor Co., Ltd.	89,607	$3,328,849

		$3,328,849

Beverages — 3.2%
Beam, Inc.	46,337	$2,924,328
Coca-Cola Co. (The)	203,434	8,159,738
PepsiCo, Inc.	64,319	5,260,651

		$16,344,717

Biotechnology — 5.0%
Celgene Corp.(2)	91,976	$10,752,914
Gilead Sciences, Inc.(2)	288,306	14,764,150

		$25,517,064

Capital Markets — 1.5%
Charles Schwab Corp. (The)	123,373	$2,619,209
Goldman Sachs Group, Inc. (The)	32,134	4,860,267

		$7,479,476

Chemicals — 3.0%
LyondellBasell Industries NV, Class A	81,847	$5,423,182
Monsanto Co.	87,547	8,649,644
PPG Industries, Inc.	7,983	1,168,791

		$15,241,617

Commercial Banks — 4.7%
PNC Financial Services Group, Inc. (The)	84,296	$6,146,864
Regions Financial Corp.	615,516	5,865,868
Wells Fargo & Co.	287,752	11,875,525

		$23,888,257

Communications Equipment — 0.9%
QUALCOMM, Inc.	76,600	$4,678,728

		$4,678,728

Computers & Peripherals — 2.2%
Apple, Inc.	27,844	$11,028,451

		$11,028,451

Consumer Finance — 1.8%
American Express Co.	121,117	$9,054,707

		$9,054,707

Diversified Financial Services — 5.5%
Bank of America Corp.	633,670	$8,148,996
Citigroup, Inc.	198,157	9,505,592
JPMorgan Chase & Co.	199,214	10,516,507

		$28,171,095

Security	Shares	Value
Diversified Telecommunication Services — 2.0%
AT&T, Inc.	70,438	$2,493,505
Verizon Communications, Inc.	149,751	7,538,466

		$10,031,971

Electric Utilities — 2.5%
American Electric Power Co., Inc.	28,420	$1,272,648
Duke Energy Corp.	40,651	2,743,943
Edison International	61,046	2,939,975
PPL Corp.	105,792	3,201,266
Southern Co. (The)	58,119	2,564,791

		$12,722,623

Electrical Equipment — 1.5%
Emerson Electric Co.	142,698	$7,782,749

		$7,782,749

Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	142,383	$2,026,110

		$2,026,110

Energy Equipment & Services — 1.7%
Cameron International Corp.(2)	23,787	$1,454,813
Halliburton Co.	177,957	7,424,366

		$8,879,179

Food & Staples Retailing — 1.6%
Costco Wholesale Corp.	75,410	$8,338,084

		$8,338,084

Food Products — 1.9%
Hershey Co. (The)	51,174	$4,568,815
Mondelez International, Inc., Class A	185,517	5,292,800

		$9,861,615

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	102,372	$3,570,735
Covidien PLC	87,021	5,468,400

		$9,039,135

Health Care Providers & Services — 0.9%
Express Scripts Holding Co.(2)	77,827	$4,801,148

		$4,801,148

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	52,500	$5,197,500

		$5,197,500

Household Products — 1.5%
Procter & Gamble Co.	100,547	$7,741,113

		$7,741,113

Industrial Conglomerates — 3.5%
Danaher Corp.	125,817	$7,964,216
General Electric Co.	428,588	9,938,956

		$17,903,172

Insurance — 2.3%
ACE, Ltd.	61,371	$5,491,477
Aflac, Inc.	104,416	6,068,658

		$11,560,135

Security	Shares	Value
Internet & Catalog Retail — 2.6%
Amazon.com, Inc.(2)	39,376	$10,934,322
Netflix, Inc.(2)	10,327	2,179,926

		$13,114,248

Internet Software & Services — 4.8%
eBay, Inc.(2)	162,569	$8,408,069
Google, Inc., Class A(2)	17,965	15,815,847

		$24,223,916

IT Services — 4.9%
Accenture PLC, Class A	108,357	$7,797,370
International Business Machines Corp.	67,277	12,857,307
Visa, Inc., Class A	23,522	4,298,646

		$24,953,323

Machinery — 1.0%
Deere & Co.	64,524	$5,242,575

		$5,242,575

Media — 3.7%
Comcast Corp., Class A	222,705	$9,326,886
Walt Disney Co. (The)	149,562	9,444,840

		$18,771,726

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.	39,423	$1,088,469

		$1,088,469

Multi-Utilities — 0.7%
Sempra Energy	44,598	$3,646,332

		$3,646,332

Multiline Retail — 2.3%
Dollar General Corp.(2)	153,439	$7,737,929
Macy’s, Inc.	79,293	3,806,064

		$11,543,993

Oil, Gas & Consumable Fuels — 9.1%
Alpha Natural Resources, Inc.(2)	351,089	$1,839,706
Anadarko Petroleum Corp.	54,915	4,718,846
Chevron Corp.	59,799	7,076,614
ConocoPhillips	89,802	5,433,021
EOG Resources, Inc.	28,831	3,796,466
Exxon Mobil Corp.	52,111	4,708,229
HollyFrontier Corp.	36,871	1,577,341
Marathon Oil Corp.	96,028	3,320,648
Occidental Petroleum Corp.	82,563	7,367,097
Phillips 66	106,835	6,293,650

		$46,131,618

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	74,862	$4,923,674

		$4,923,674

Pharmaceuticals — 5.1%
AbbVie, Inc.	102,372	$4,232,058
Johnson & Johnson	89,921	7,720,617
Pfizer, Inc.	399,553	11,191,480
Roche Holding AG PC	10,888	2,702,370

		$25,846,525

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 1.6%
AvalonBay Communities, Inc.	26,090	$3,519,802
Boston Properties, Inc.	44,795	4,724,529

		$8,244,331

Road & Rail — 1.7%
Union Pacific Corp.	56,830	$8,767,732

		$8,767,732

Software — 3.3%
Microsoft Corp.	279,695	$9,657,868
Oracle Corp.	229,111	7,038,290

		$16,696,158

Specialty Retail — 0.8%
Home Depot, Inc. (The)	52,211	$4,044,786

		$4,044,786

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	84,008	$5,349,629

		$5,349,629

Tobacco — 1.0%
Philip Morris International, Inc.	56,433	$4,888,226

		$4,888,226

Total Common Stocks (identified cost $363,496,137)		$504,152,277

Short-Term Investments — 1.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$9,272	$9,271,726

Total Short-Term Investments (identified cost $9,271,726)		$9,271,726

Total Investments — 100.9% (identified cost $372,767,863)		$513,424,003

Covered Call Options Written — (0.4)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Abbott Laboratories	515	$39.00	7/20/13	$(772)
AbbVie, Inc.	515	45.00	8/17/13	(20,600)
ACE, Ltd.	310	90.00	8/17/13	(54,250)
Aflac, Inc.	525	60.00	7/20/13	(17,325)
Amazon.com, Inc.	200	295.00	7/20/13	(18,900)
American Electric Power Co., Inc.	145	48.00	8/17/13	(1,450)
American Express Co.	610	77.50	7/20/13	(27,755)
Anadarko Petroleum Corp.	275	90.00	8/17/13	(66,413)
AvalonBay Communities, Inc.	130	145.00	7/20/13	(2,600)
Bank of America Corp.	3,170	15.00	7/20/13	(1,585)
Beam, Inc.	235	67.50	8/17/13	(12,925)
Boeing Co. (The)	505	110.00	8/17/13	(42,925)
Boston Properties, Inc.	225	115.00	7/20/13	(2,250)
Cameron International Corp.	120	65.00	8/17/13	(15,000)
Celgene Corp.	460	130.00	7/20/13	(24,610)
Charles Schwab Corp. (The)	620	21.00	7/20/13	(44,950)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Chevron Corp.	300	$125.00	7/20/13	$(4,350)
Citigroup, Inc.	995	55.00	7/20/13	(3,482)
Coca-Cola Co. (The)	1,020	41.00	8/17/13	(65,280)
Comcast Corp., Class A	1,115	45.00	7/20/13	(5,017)
ConocoPhillips	450	62.50	8/17/13	(24,300)
Corning, Inc.	715	16.00	7/20/13	(1,072)
Costco Wholesale Corp.	380	113.00	7/20/13	(27,170)
Danaher Corp.	630	65.00	8/17/13	(80,325)
Deere & Co.	325	85.00	8/17/13	(36,725)
Dollar General Corp.	770	57.50	7/20/13	(3,850)
Duke Energy Corp.	205	75.00	7/20/13	(512)
eBay, Inc.	815	55.00	8/17/13	(76,610)
Edison International	305	50.00	8/17/13	(16,525)
Emerson Electric Co.	715	57.50	8/17/13	(35,750)
EOG Resources, Inc.	145	140.00	8/17/13	(39,730)
Estee Lauder Cos., Inc. (The), Class A	375	70.00	7/20/13	(7,500)
Express Scripts Holding Co.	390	65.00	8/17/13	(35,880)
Exxon Mobil Corp.	265	95.00	7/20/13	(1,987)
Freeport-McMoRan Copper & Gold, Inc.	200	32.00	7/20/13	(700)
General Electric Co.	2,145	25.00	8/17/13	(22,523)
Gilead Sciences, Inc.	1,445	55.00	8/17/13	(142,333)
Goldman Sachs Group, Inc. (The)	165	165.00	7/20/13	(7,178)
Google, Inc., Class A	90	920.00	8/17/13	(132,750)
Halliburton Co.	890	44.00	8/17/13	(73,425)
Hershey Co. (The)	260	90.00	8/17/13	(51,350)
HollyFrontier Corp.	185	47.00	8/17/13	(13,875)
Home Depot, Inc. (The)	265	77.50	8/17/13	(55,518)
International Business Machines Corp.	340	215.00	7/20/13	(2,720)
Johnson & Johnson	450	87.50	7/20/13	(28,125)
JPMorgan Chase & Co.	1,000	57.50	7/20/13	(7,500)
LyondellBasell Industries NV, Class A	410	72.50	8/17/13	(37,925)
Macy’s, Inc.	400	52.50	7/20/13	(1,200)
Marathon Oil Corp.	480	36.00	7/20/13	(15,600)
McDonald’s Corp.	265	100.00	8/17/13	(45,448)
Microsoft Corp.	1,400	37.00	8/17/13	(30,800)
Mondelez International, Inc., Class A	930	30.00	8/17/13	(45,570)
Monsanto Co.	440	115.00	7/20/13	(880)
NIKE, Inc., Class B	425	70.00	7/20/13	(1,487)
Occidental Petroleum Corp.	415	95.00	8/17/13	(47,725)
Oracle Corp.	1,150	32.00	8/17/13	(44,850)
PepsiCo, Inc.	325	82.50	7/20/13	(26,000)
Pfizer, Inc.	2,000	29.00	8/17/13	(72,000)
Philip Morris International, Inc.	285	92.50	9/21/13	(23,228)
Phillips 66	535	70.00	7/20/13	(1,337)
PNC Financial Services Group, Inc. (The)	425	75.00	7/20/13	(22,100)
PPG Industries, Inc.	40	165.00	7/20/13	(300)
PPL Corp.	530	31.00	8/17/13	(18,169)
Procter & Gamble Co.	505	80.00	8/17/13	(41,410)
QUALCOMM, Inc.	385	65.00	8/17/13	(23,485)
Regions Financial Corp.	3,080	10.00	8/17/13	(67,760)
Sempra Energy	225	82.50	8/17/13	(41,063)
Southern Co. (The)	295	45.00	8/17/13	(13,423)
Union Pacific Corp.	285	165.00	7/20/13	(8,835)
United Technologies Corp.	310	95.00	8/17/13	(46,810)
Verizon Communications, Inc.	750	52.50	8/17/13	(30,375)
Visa, Inc., Class A	120	190.00	7/20/13	(9,900)
Walt Disney Co. (The)	750	70.00	7/20/13	(2,625)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Wells Fargo & Co.	1,440	$42.00	7/20/13	$(76,320)

Total Covered Call Options Written (premiums received $3,433,863)				$(2,154,997)

Other Assets, Less Liabilities — (0.5)%				$(2,471,572)

Net Assets — 100.0%				$508,797,434

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

(1)	A portion of each applicable common stock for which a written call option is outstanding at June 30, 2013 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of June 30, 2013. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended June 30, 2013 was $3,748.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$373,592,967

Gross unrealized appreciation	$142,560,359
Gross unrealized depreciation	(2,729,323)

Net unrealized appreciation	$139,831,036

A summary of open financial instruments at June 30, 2013 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation
7/31/13	Japanese Yen 311,322,000	United States Dollar 3,194,766	Credit Suisse International	$55,469

Written call options activity for the fiscal year to date ended June 30, 2013 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	56,565	$7,419,707
Options written	287,927	24,490,930
Options terminated in closing purchase transactions	(201,117)	(18,267,303)
Options exercised	(1,185)	(150,852)
Options expired	(97,680)	(10,058,619)

Outstanding, end of period	44,510	$3,433,863

At June 30, 2013, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Equity Price Risk: The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at June 30, 2013 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Written options	$—	$(2,154,997)
Foreign Exchange	Forward foreign currency exchange contracts	55,469	—

Total		$55,469	$(2,154,997)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2013, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$58,021,882	$3,328,849		$—	$61,350,731
Consumer Staples	52,097,429	—		—	52,097,429
Energy	55,010,797	—		—	55,010,797
Financials	88,398,001	—		—	88,398,001
Health Care	62,501,502	2,702,370		—	65,203,872
Industrials	55,753,749	—		—	55,753,749
Information Technology	83,606,686	—		—	83,606,686
Materials	16,330,086	—		—	16,330,086
Telecommunication Services	10,031,971	—		—	10,031,971
Utilities	16,368,955	—		—	16,368,955
Total Common Stocks	$498,121,058	$6,031,219	*	$—	$504,152,277
Short-Term Investments	$—	$9,271,726		$—	$9,271,726
Total Investments	$498,121,058	$15,302,945		$—	$513,424,003
Forward Foreign Currency Exchange Contracts	$—	$55,469		$—	$55,469
Total	$498,121,058	$15,358,414		$—	$513,479,472

Liability Description
Covered Call Options Written	$(2,154,997)	$—		$—	$(2,154,997)
Total	$(2,154,997)	$—		$—	$(2,154,997)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of September 30, 2012 whose fair value was determined using Level 3 inputs. At June 30, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	August 26, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2013